Summary of Inventories (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Inventory Disclosure [Line Items]
Finished goods	$ 11,943	¥ 981,612	¥ 715,272
Raw materials	4,233	347,878	299,755
Work in process	2,689	221,036	218,335
Supplies and other	873	71,756	70,880
Inventories	$ 19,738	¥ 1,622,282	¥ 1,304,242